Leases - Future Minimum Lease Payments (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Remainder of fiscal year 2025	$ 16,125
Fiscal year 2026	20,136	$ 21,148
Fiscal year 2027	18,355	20,872
Fiscal year 2028	16,699	19,156
Fiscal year 2029	16,095	16,804
Thereafter	72,882
Total lease payments	160,292	166,941
Less imputed interest	(52,256)	(54,754)
Total lease liabilities	$ 108,036	$ 112,187	$ 111,115